Financial Instruments - Disclosure of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and bank deposits	R$ 121,498	R$ 99,156
Financial instruments at fair value through profit or loss	153,729	120,492
Financial instruments at amortized cost	4,864	3,654
Cash and cash equivalents	R$ 280,091	R$ 223,302	R$ 660,305	R$ 136,581